Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company is organized into two business segments, namely Aspen Re and Aspen Insurance. The Company has determined its reportable segments, Aspen Re (“Reinsurance”) and Aspen Insurance (“Insurance”), by taking into account the manner in which management makes operating decisions and assesses operating performance. Profit or loss for each of the Company’s business segments is measured by underwriting profit or loss. Underwriting profit is the excess of net earned premiums over the sum of losses and loss expenses, amortization of deferred policy acquisition costs and general and administrative expenses. Underwriting profit or loss provides a basis for management to evaluate the segment’s underwriting performance.
Reinsurance Segment. The reinsurance segment consists of property catastrophe reinsurance, other property reinsurance, casualty reinsurance and specialty reinsurance. Aspen Capital Markets focuses on developing alternative reinsurance structures to leverage the Company’s existing underwriting franchise, increase its operational flexibility in the capital markets and provide investors direct access to its underwriting expertise. Aspen Capital Markets leverages the Company’s underwriting and analytical expertise and earns management and performance fees from third-party investors primarily through the management of ILS funds and other offerings. For a more detailed description of this business segment, refer to Item 4, “Information on the Company — Business Overview — Aspen Reinsurance” above.
Insurance Segment.  The insurance segment consists of property and casualty insurance, marine, aviation and energy insurance and financial and professional lines insurance. For a more detailed description of this segment, refer to Item 4 “Information on the Company — Business Overview — Aspen Insurance” above.
Non-underwriting Disclosures. The Company provides additional disclosures for corporate and other (non-operating) income and expenses. Corporate and other income and expenses include net investment income, net realized and unrealized investment gains or losses, expenses associated with managing the Aspen Group, certain strategic and other costs, changes in fair value of derivatives or the loan notes issued by variable interest entities, interest expenses, net realized and unrealized foreign exchange gains or losses, asset impairments and income taxes, none of which are allocated to the business segments. These corporate expenses are not allocated to the Company’s business segments as they are not directly related to the Company’s business segment operations and is consistent with how management measures the performance of its segments.
The Company does not allocate its assets by business segment as it evaluates underwriting results of each business segment separately from the results of the Company’s investment portfolio.
The Company uses underwriting ratios as measures of performance. The loss ratio is the ratio of losses and loss adjustment expenses to net earned premiums. The policy acquisition expense ratio is the ratio of amortization of deferred policy acquisition costs to net earned premiums. The general and administrative expense ratio is the ratio of general, administrative and corporate expenses to net earned premiums. The combined ratio is the sum of the loss ratio, the policy acquisition expense ratio and the general and administrative expense ratio.
The following tables provide a summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2020, 2019 and 2018:

	Twelve Months Ended December 31, 2020
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,660.8	$2,042.8	$3,703.6
Net written premiums	1,302.1	1,280.8	2,582.9
Gross earned premiums	1,616.4	2,027.1	3,643.5
Net earned premiums	1,292.1	1,240.5	2,532.6
Underwriting Expenses
Losses and loss adjustment expenses	958.6	882.2	1,840.8
Amortization of deferred policy acquisition costs	246.0	219.7	465.7
General and administrative expenses	110.8	197.2	308.0
Underwriting (loss)	(23.3)	(58.6)	(81.9)
Corporate expenses			(70.2)
Non-operating expenses			(32.7)	(1)
Net investment income			154.6
Realized and unrealized investment gains			98.5
Realized and unrealized investment losses			(27.4)
Change in fair value of derivatives			(65.1)
Interest expense on long term debt			(33.9)
Net realized and unrealized foreign exchange (losses)			(12.4)
Other income			49.8	(2)
Other expenses			(10.8)
(Loss) before income taxes			(31.5)
Income tax (expense)			(8.6)
Net (loss)			$(40.1)

Net reserves for loss and loss adjustment expenses	$2,095.7	$1,874.4	$3,970.1
Ratios
Loss ratio	74.2%	71.1%	72.7%
Policy acquisition expense ratio	19.0	17.7	18.4
General and administrative expense ratio	8.6	15.9	16.2	(3)
Expense ratio	27.6	33.6	34.6
Combined ratio	101.8%	104.7%	107.3%
 _______________
(1)Non-operating expenses includes $18.2 million of costs related to severance, retention awards and other costs, $12.9 million of impairment charges related to lease assets as a result of sub-leasing certain office space and $1.6 million of amortization of intangible assets and other non-operating expenses.
(2)Includes the gain on sale of our renewal rights on our surety insurance book of business to a third party, totaling $43.1 million.
(3)The general and administrative expense ratio in the total column includes corporate and non-operating expenses.

	Twelve Months Ended December 31, 2019
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,485.5	$1,956.9	$3,442.4
Net written premiums	1,251.1	1,176.8	2,427.9
Gross earned premiums	1,494.9	1,927.5	3,422.4
Net earned premiums	1,255.2	1,038.1	2,293.3
Underwriting Expenses
Losses and loss adjustment expenses	917.9	761.8	1,679.7
Amortization of deferred policy acquisition costs	264.9	147.8	412.7
General and administrative expenses	111.7	229.8	341.5
Underwriting (loss)	(39.3)	(101.3)	(140.6)
Corporate expenses			(54.5)
Non-operating expenses			(125.6)	(1)
Net investment income			197.3
Realized and unrealized investment gains			97.1
Realized and unrealized investment losses			(10.9)
Realized loss on debt extinguishment			(5.5)
Change in fair value of loan notes issued by variable interest entities			(3.1)
Change in fair value of derivatives			(144.2)
Interest expense on long term debt			(20.2)
Net realized and unrealized foreign exchange (losses)			(11.8)
Other income			4.9
Other expenses			(1.7)
(Loss) before income taxes			(218.8)
Income tax (expense)			(22.9)
Net (loss)			$(241.7)

Net reserves for loss and loss adjustment expenses	$2,605.9	$2,026.1	$4,632.0
Ratios
Loss ratio	73.1%	73.4%	73.2%
Policy acquisition expense ratio	21.1	14.2	18.0
General and administrative expense ratio	8.9	22.1	22.7	(2)
Expense ratio	30.0	36.3	40.7
Combined ratio	103.1%	109.7%	113.9%
 ________________

(1)Non-operating expenses includes $103.4 million of costs related to the Merger, severance, retention and other costs, $22.2 million of expenses related to the Company’s operating effectiveness and efficiency program, which includes $12.3 million of impairment charges related to lease assets as a result of sub-leasing certain office space.
(2)The general and administrative expense ratio in the total column includes corporate and non-operating expenses.

	Twelve Months Ended December 31, 2018
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,495.7	$1,951.2	$3,446.9
Net written premiums	1,182.9	899.1	2,082.0
Gross earned premiums	1,593.9	1,940.5	3,534.4
Net earned premiums	1,256.4	958.3	2,214.7
Underwriting Expenses
Losses and loss adjustment expenses	927.0	646.0	1,573.0
Amortization of deferred policy acquisition costs	260.9	110.7	371.6
General and administrative expenses	118.5	239.2	357.7
Underwriting (loss)	(50.0)	(37.6)	(87.6)
Corporate expenses			(56.8)
Non-operating expenses			(77.2)	(1)
Net investment income			198.2
Realized and unrealized investment gains			110.0
Realized and unrealized investment losses			(174.7)
Realized (loss) on debt extinguishment			(8.6)
Change in fair value of loan notes issued by variable interest entities			(4.4)
Change in fair value of derivatives			(31.8)
Interest expense on long term debt			(25.9)
Net realized and unrealized foreign exchange (losses)			(3.5)
Other income			9.0
Other expenses			(2.7)
(Loss) before income taxes			(156.0)
Income tax benefit			10.2
Net (loss)			$(145.8)

Net reserves for loss and loss adjustment expenses	$2,843.6	$2,153.0	$4,996.6
Ratios
Loss ratio	73.8%	67.4%	71.0%
Policy acquisition expense ratio	20.8	11.6	16.8
General and administrative expense ratio	9.4	25.0	22.2	(2)
Expense ratio	30.2	36.6	39.0
Combined ratio	104.0%	104.0%	110.0%
_______________
(1)Non-operating expenses includes $37.5 million of expenses related to Company’s operating effectiveness and efficiency program, $39.0 million of advisor fees related to the Merger and $11.3 million of retention costs, partially offset by the write back of a $14.1 million buy-out provision.
(2)The general and administrative expense ratio in the total column includes corporate and non-operating expenses.
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2020, 2019 and 2018.

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	($ in millions)
Australia/Asia	$259.7	$215.9	$175.9
Caribbean	6.0	9.3	7.7
Europe	92.5	82.8	92.6
United Kingdom	374.1	295.7	290.1
United States & Canada (1)	2,267.5	2,003.9	1,875.9
Worldwide excluding United States (2)	23.1	63.0	70.1
Worldwide including United States (3)	501.2	614.9	775.8
Others	179.5	156.9	158.8
Total	$3,703.6	$3,442.4	$3,446.9
 ______________
(1)    “United States and Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)    “Worldwide excluding the United States” comprises individual policies that insure risks wherever they may be across the world but specifically excludes the United States.
(3) “Worldwide including the United States” comprises individual policies that insure risks wherever they may be across the world but specifically includes the United States.